Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001816017
Document Type	8-K/A
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent
Entity Address, Address Line Two	Drive
Entity Address, Address Line Three	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(202)
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 15, 2021, the board of directors (the “Board”) of Spire Global, Inc., a Delaware corporation (f/k/a NavSight Holdings, Inc., a Delaware corporation and the predecessor company) (the “Company”) appointed Dirk Hoke to the Board as a Class III director, effective immediately. Committee assignments for Mr. Hoke had not been determined as of the filing of the Initial 8-K. On December 18, 2021, by action by unanimous consent, the Board appointed Mr. Hoke to serve on its Audit Committee and Nominating and Corporate Governance Committee, effective immediately.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE